DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
DEPOSITS

NOTE 6 — DEPOSITS

The major classifications of deposits and the total remaining maturities for time deposits at December 31 are as follows:

(dollars in thousands)	2011	2010
Non-interest-bearing demand	$91,303	$79,099
Interest-bearing demand	119,229	109,085
Money market deposit accounts	93,767	87,289
Savings	116,993	100,068
Subtotal	$421,292	$375,541

Time Deposits
Due within one year	$165,610	$173,438
After one year but within two years	26,004	37,845
After two years but within three years	6,399	2,822
After three years but within four years	231	397
After four years but within five years	49	238
After five years	707	600
Total time deposits	$199,000	$215,340
Total deposits	$620,292	$590,881

Certificates of deposit, greater than or equal to $100,000 included in the above amounts, totaled $107.2 million and $116.7 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $258,000 and $244,000 in deposit overdrafts were reclassified as loans outstanding.  At December 31, 2011 and 2010, brokered time deposits totaled $15.7 million and $19.5 million, respectively.